Segment reporting - Summarized financial information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	3
Revenues from external customers	$ 415.4	$ 392.1	[1]
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers	0.0
Nigeria
Disclosure of operating segments [line items]
Revenues from external customers	285.0	271.4
SSA
Disclosure of operating segments [line items]
Revenues from external customers	$ 130.4	$ 120.7

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.